General Information	12 Months Ended
Mar. 31, 2025
Statement1 [Line Items]
General Information
1	GENERAL INFORMATION
Sumitomo Mitsui Financial Group, Inc. (the “Company” or “SMFG”) was established in December 2002, as a holding company for Sumitomo Mitsui Banking Corporation (“SMBC”) and its subsidiaries through a statutory share transfer (
kabushiki-iten
) of all of the outstanding equity securities of SMBC in exchange for the Company’s newly issued securities. The Company is a joint stock corporation with limited liability (
Kabushiki Kaisha
) incorporated under the Companies Act of Japan (“Companies Act”). Upon the formation of the Company and the completion of the statutory share transfer, SMBC became a direct, wholly-owned subsidiary of the Company. The Company has a primary listing on the Tokyo Stock Exchange (Prime Market), with further listing on the Nagoya Stock Exchange (Premier Market). The Company’s American Depositary Shares are listed on the New York Stock Exchange.
The Company and its subsidiaries (the “Group”) offer a diverse range of financial services, including commercial banking, leasing, securities, consumer finance and other services together with its associates and joint ventures.
The accompanying consolidated financial statements have been authorized for issue by the Management Committee on June 26, 2025.